COMMITMENTS (Details)	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jul. 07, 2020 USD ($)	Jul. 01, 2020 item
COMMITMENTS
Maximum number of demands for registration of securities | item				3
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fee payable | $	$ 9,660,000	$ 9,660,000	$ 9,660,000